UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Gadsden Dynamic Growth ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Shares		Security Description	Value
		EXCHANGE-TRADED FUNDS - 67.3%
		Finance and Insurance - 67.3%
44,765		iShares 10-20 Year Treasury Bond ETF	$6,002,986
60,499		iShares Currency Hedged MSCI Emerging Markets ETF	1,522,760
36,885		iShares Emerging Markets Dividend ETF	1,546,957
74,718		ProShares UltraPro Short S&P 500	2,737,668
70,732		ProShares UltraShort QQQ	2,791,085
59,853		Schwab Emerging Markets Equity ETF	1,542,412
58,575		Vanguard Intermediate-Term Treasury ETF	3,734,156
		TOTAL EXCHANGE-TRADED FUNDS (Cost $19,868,731)	19,878,024

Principal Amount
		U.S. GOVERNMENT NOTES - 30.1%
		United States Treasury Note
8,820,000		12/31/2023, 2.625%	8,894,246
		TOTAL U.S. GOVERNMENT NOTES (Cost $8,827,971)	8,894,246

Shares
		SHORT-TERM INVESTMENTS - 2.5%
739,960		First American Treasury Obligations Fund, Class X, 2.31%*	739,960
		TOTAL SHORT-TERM INVESTMENTS (Cost $739,960)	739,960

		TOTAL INVESTMENTS - 99.9% (Cost $29,436,662)	29,512,230
		Other Assets in Excess of Liabilities - 0.1%	13,495
		NET ASSETS - 100.0%	$29,525,725

	Percentages are stated as a percent of net assets.

	*	Rate shown is the annualized seven-day yield as of January 31, 2019.
		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Gadsden Dynamic Multi-Asset ETF
Schedule of Investments
January 31, 2019 (Unaudited)

Shares		Security Description	Value
		EXCHANGE-TRADED FUNDS - 62.8%
		Finance and Insurance - 62.8%
14,726		iShares 10-20 Year Treasury Bond ETF	$1,974,757
60,295		iShares Currency Hedged MSCI Emerging Markets ETF	1,517,625
41,299		iShares Emerging Markets Dividend ETF	1,732,080
17,669		ProShares Ultra 7-10 Year Treasury	995,471
59,045		Schwab Emerging Markets Equity ETF	1,521,590
3,587		Vanguard Consumer Staples ETF	496,082
2,898		Vanguard Health Care ETF	493,037
58,604		Vanguard Intermediate-Term Treasury ETF	3,736,005
		TOTAL EXCHANGE-TRADED FUNDS (Cost $12,145,534)	12,466,647

Principal Amount
		U.S. GOVERNMENT BONDS/NOTES - 34.7%
		United States Treasury Bond
2,747,000		11/15/2048, 3.375%	2,946,640
		United States Treasury Note
3,900,000		12/31/2023, 2.625%	3,932,830
		TOTAL U.S. GOVERNMENT BONDS/NOTES (Cost $6,783,879)	6,879,470

Shares
		SHORT-TERM INVESTMENTS - 2.4%
472,120		First American Treasury Obligations Fund, Class X, 2.31%*	472,120
		TOTAL SHORT-TERM INVESTMENTS (Cost $472,120)	472,120

		TOTAL INVESTMENTS - 99.9% (Cost $19,401,533)	19,818,237
		Other Assets in Excess of Liabilities - 0.1%	24,134
		NET ASSETS - 100.0%	$19,842,371

	Percentages are stated as a percent of net assets.

	*	Rate shown is the annualized seven-day yield as of January 31, 2019.
		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Summary of Fair Value Disclosure at January 31, 2019 (Unaudited)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principles in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2019:

	Gadsden Dynamic Growth ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$19,878,024	$-	$-	$19,878,024
U.S. Government Notes	-	8,894,246	-	8,894,246
Short-Term Investments	739,960	-	-	739,960
Total Investments in Securities	$20,617,984	$8,894,246	$-	$29,512,230
^See Schedule of Investments for breakout of investments by sector classification.
	Gadsden Dynamic Multi-Asset ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$12,466,647	$-	$-	$12,466,647
U.S. Government Bonds/Notes	-	6,879,470	-	$6,879,470
Short-Term Investments	472,120	-	-	472,120
Total Investments in Securities	$12,938,767	$6,879,470	$-	$19,818,237
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended January 31, 2019, the Funds did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) *      /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date       3/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date       3/27/2019

By (Signature and Title) *        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date       3/27/2019

* Print the name and title of each signing officer under his or her signature.